Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of income tax benefit
	2014	2013
Federal	$-	$-
State	(616,872)	(750,356)
Income tax benefit	$(616,872)	$(750,356)

Summary of deferred tax assets and liability

	2014	2013
Net operating loss carry forwards	$29,594,000	$27,974,000
Orphan drug and research and development credit carry forwards	3,556,000	2,986,000
Equity based compensation	2,049,000	3,183,000
Intangibles	2,140,000	127,000
Total	37,339,000	34,270,000
Valuation allowance	(37,339,000)	(34,270,000)
Income tax benefit	$-	$-

Reconciliations of dfference between income tax benefit computed at federal and state statutory tax rates and provision for income tax benefit

	2014	2013
Income tax loss at federal statutory rate	(34.00)%	(34.00)%
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)	(6.00)
Subtotal	(40.00)	(40.00)
Valuation allowance	31.58	33.06
Income tax benefit	(8.42)%	(6.94)%